LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Non-Accrual Loans by Class of Financing Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	$ 3,367,888	$ 2,990,235
Non-accrual loans with no related allowance	374,072	350,177
Interest income recognized on nonaccrual loans	292,300	242,900
Nonperforming
Financing Receivable, Past Due [Line Items]
OREO	41,978	54,121
Repossessed vehicles	249,913	249,209
Foreclosed and other repossessed assets	1,297	25,182
Total OREO and other repossessed assets	293,188	328,512
Total non-performing assets	3,661,076	3,318,747
Commercial
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	549,982	610,392
Non-accrual loans with no related allowance	194,276	188,285
Commercial | CRE
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	187,657	243,761
Non-accrual loans with no related allowance	79,107	36,643
Commercial | C&I loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	47,813	132,146
Non-accrual loans with no related allowance	25,817	70,153
Commercial | Multifamily
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	309,994	226,448
Non-accrual loans with no related allowance	89,352	81,480
Commercial | Other commercial
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	4,518	8,037
Non-accrual loans with no related allowance	0	9
Consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	2,817,906	2,379,843
Non-accrual loans with no related allowance	179,796	161,892
Consumer | Residential mortgages
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	59,089	52,170
Non-accrual loans with no related allowance	1,411	1,436
Consumer | Home equity loans and lines of credit
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	57,109	70,414
Non-accrual loans with no related allowance	10,604	12,681
Consumer | RICs and auto loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	2,683,202	2,241,575
Non-accrual loans with no related allowance	167,766	147,574
Consumer | Personal unsecured loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	93	486
Non-accrual loans with no related allowance	0	0
Consumer | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans and other non-performing assets	18,413	15,198
Non-accrual loans with no related allowance	$ 15	$ 201